JPMorgan Government Bond Fund Expense Example - A C I Shares [Member] - JPMorgan Government Bond Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 444
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	840
Expense Example, with Redemption, 10 Years	1,434
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	222
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,544
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	$ 791